7. NOTES PAYABLE	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Debt Disclosure [Abstract]
7. NOTES PAYABLE

Short Term Notes Payable

At March 31, 2016 and December 31, 2015, the Company maintained notes payable and accrued interest to related parties totaling $241,000 and $682,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry an annual interest rate of between 5% and 10%.

At March 31, 2016, the Company maintained a note payable to Premium Assignment Corporation, an insurance premium financing company, of approximately $17,500. This note is 10 month straight-line amortizing loan dated June 24, 2015. The note carries annual interest of 5.2%. The balance due to on the Premium Assignment note was approximately $17,500 and $70,000 at March 31, 2016 and December 31, 2015, respectively.

Notes Payable in Default

At March 31, 2016, and December 31, 2015 the Company maintained notes payable and accrued interest to related and unrelated parties totaling $590,000 and $133,000, respectively. The notes carry interest at 5% to 10% and have default rates as high a 16.5%. As of March 31, 2016 the notes are accruing interest at the default rate.

On September 10, 2014, the Company sold a secured promissory note to an accredited investor with an initial principal amount of $1,275,000, for a purchase price of $700,000 (an original issue discount of $560,000). The Company may prepay the note at any time. The note is secured by the Company’s current and future accounts receivable and inventory, pursuant to a security agreement entered into in connection with the sale. On March 10, 2015, May 4, 2015, June 1, 2015, June 16, 2015, June 29, 2015, January 21, January 29 and February 12, 2016 the Company amended the terms of the note to extend the maturity ultimately until August 31, 2016. During the extension, interest accrues on the note at a rate of the lesser of 18% per year or the maximum rate permitted by applicable law. On February 11, 2016, the Company consented to an assignment of the note to two accredited investors. In connection with the assignment, the holders waived an ongoing event of default under the notes related to the Company’s minimum market capitalization, and agreed to eliminate the requirement going forward. Pursuant to the terms of the amended note, the holder may convert the outstanding balance into shares of common stock at a conversion price per share equal to the lower of (1) $25.0 or (2) 75% of the lowest daily volume weighted average price of the common stock during the five days prior to conversion. If the conversion price at the time of any conversion is lower than $15.00, the Company has the option of delivering the conversion amount in cash in lieu of shares of common stock. On March 7, 2016, the Company further amended the notes to eliminate the volume limitations on sales of common stock issued or issuable upon conversion of the notes.

The balance due related to this note was $591,244 and $685,864 at March 31, 2016 and December 31, 2015, respectively.

Total debt issuance costs originally capitalized was approximately $130,000. This amount was being amortized over six months and is fully amortized as of March 31, 2015. Total amortized expense for the three months ended March 31, 2015 was approximately $49,000. For the three months ended March 31, 2015, the Company recorded amortization of approximately $213,000 on the discount.  The original issue discount of $560,000 was fully amortized as of March 31, 2015.

On February 11, 2016, the Company entered into a securities purchase agreement with an accredited investor for the issuance and sale on February 12, 2016 of $1.4375 million in aggregate principal amount of a senior secured convertible note for an aggregate purchase price of $1.15 million (a 20% original issue discount of $287,500) and a discount for debt issuance costs paid at closing of $121,000 for a total of $408,500. In addition, the investor received a warrant exercisable to purchase an aggregate of approximately 1,796,875 million shares of the Company’s common stock. The Company allocated proceeds totaling 359,555 to the fair value of the warrants at issuance. This was recorded as an additional discount on the debt. The convertible note matures on the second anniversary of issuance and, in addition to the 20% original issue discount, accrues interest at a rate of 17% per year. The Company will pay monthly interest coupons and, beginning six months after issuance, will pay amortized quarterly principal payments. If the Company does not receive, on or before the first anniversary after issuance, an aggregate of at least $3.0 million from future equity or debt financings or non-dilutive grants, then the holder will have the option of accelerating the maturity date to the first anniversary of issuance. The Company may prepay the convertible note, in whole or in part, without penalty, upon 20 days’ prior written notice. Subject to resale restrictions under Federal securities laws and the availability of sufficient authorized but unissued shares of the Company’s common stock, the convertible note is convertible at any time, in whole or in part, at the holder’s option, into shares of the Company’s common stock, at a conversion price equal to the lesser of $0.80 per share or 70% of the average closing price per share for the five trading days prior to issuance, subject to certain customary adjustments and anti-dilution provisions contained in the convertible note. As of March 31, 2016, the balance on the convertible debt was $676,110 (net of debt issuance costs of $44,540 and debt discount of $716,850).

The convertible note includes customary event of default provisions and a default interest rate of the lesser of 22% or the maximum amount permitted by law. Upon the occurrence of an event of default, the holder may require the Company to redeem the convertible note at 120% of the outstanding principal balance. The convertible note is secured by a lien on all of the Company’s assets, including its intellectual property, pursuant to a security agreement entered into by the Company and GPB in connection with the transaction.

The warrant is exercisable at any time, pending availability of sufficient authorized but unissued shares of the Company’s common stock, at an exercise price per share equal to the conversion price of the convertible note, subject to certain customary adjustments and anti-dilution provisions contained in the warrant. The warrant has a five-year term. As of March 31, 2016, the exercise price had been adjusted to $0.09375 and the number of common stock shares exchangeable for was 15,333,333. As of March 31, 2016, the effective interest rate considering debt costs was 29%.

The Company used a placement agent in connection with the transaction. For its services, the placement agent received a cash placement fee equal to 4% of the aggregate gross proceeds from the transaction and a warrant to purchase shares of common stock equal to an aggregate of 6% of the total number of shares underlying the securities sold in the transaction, at an exercise price equal to, and terms otherwise identical to, the warrant issued to the investor. Finally, the Company agreed to reimburse the placement agent for its reasonable out-of-pocket expenses.

In connection with the transaction, on February 12, 2016, the Company and the investor entered into a four-year consulting agreement, pursuant to which the investor will provide management consulting services to the Company in exchange for a royalty payment, payable quarterly, equal to 3.5% of the Company’s revenues from the sale of products. As of March 31, 2016 the investor had earned approximately $3,000 of royalties.

Short Term Notes Payable

At December 31, 2015 and 2014, the Company maintained notes payable to Premium Assignment Corporation, an insurance premium financing company, of approximately $172,000 and $100,000, respectively. These notes are 10 month straight-line amortizing loan dated June 24, 2015 and June 24, 2014. The notes carry annual interest of 5.2% and 4.6%, respectively. The balance due to on the Premium Assignment note was approximately $70,000 and $37,000 at December 31, 2015 and 2014, respectively.

Note Payable in Default

At December 31, 2015, the Company maintained a note payable totaling approximately $133,000 of principal and accrued interest. The note accrues interest at 9% with a 16% default rate and requires monthly payments of $10,000. As of December 31, 2015 the note is accruing interest at the default rate and is past due. As of December 31, 2014, the balance was $163,000 and was not in default.

Short Term Convertible Note Payable

On September 10, 2014, the Company sold a secured promissory note an accredited investor with an initial principal amount of $1,275,000, for a purchase price of $700,000 (an original issue discount of $560,000). The Company may prepay the note at any time. The note is secured by the Company’s current and future accounts receivable and inventory, pursuant to a security agreement entered into in connection with the sale. On March 10, 2015, May 4, 2015, June 1, 2015, June 16, 2015, June 29, 2015, January 21, January 29 and February 12, 2016 the Company amended the terms of the note to extend the maturity ultimately until August 31, 2016. During the extension, interest accrues on the note at a rate of the lesser of 18% per year or the maximum rate permitted by applicable law. Pursuant to the terms of the amended note, the holder may convert the outstanding balance into shares of common stock at a conversion price per share equal to the lower of (1) $25.0 or (2) 75% of the lowest daily volume weighted average price of the common stock during the five days prior to conversion. If the conversion price at the time of any conversion is lower than $15.00, the Company has the option of delivering the conversion amount in cash in lieu of shares of common stock. As of December 31, 2015, the holder had converted $5,395 in outstanding principal and accrued interest into 90,240 shares of common stock. The Company paid a total of $65,000 in loan modification fees. At December 31, 2015 and 2014, the balance on the note was approximately $686,000 and $1,062,000, respectively. The original issue discount of $560,000 was fully amortized as of June 30, 2015.

Convertible Debt

On April 23, 2014, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company sold a 6% senior convertible note with an initial principal amount of $1.5 million and an 18-month term, for a purchase price of $1.0 million (an approximately 33.3% original issue discount). Additionally, pursuant to the purchase agreement, on May 23, 2014 the investor purchased an additional senior convertible note with an initial principal amount of $2.0 million and an 18-month term, for a fixed purchase price of $2.0 million. As of July 1, 2015, the notes were repaid in full. The balance at December 31, 2014 was $783,000.

The Company paid the investor a commitment fee for entering into the purchase agreement in the form of 3,218 shares of common stock. The Company also paid $50,000 of attorneys’ fees and expenses incurred by Magna in connection with the transaction. Total debt issuance costs incurred on the senior convertible note was approximately $844,000. This amount was fully amortized at December 31, 2015. Total amortization expense for the year ended December 31, 2015 and 2014 was $516,000 and $328,000, respectively.

In connection with the sale of the convertible notes, the Company issued its placement agent warrants exercisable for 2,000 shares of common stock at $50.00 per share with an expiration date of April 23, 2019, and warrants exercisable for 5,618 shares of common stock at $45.00 per share with an expiration date of May 22, 2019.

Prior to repayment in full, the Company had issued a total of 252,804 shares of common stock in conjunction with conversions of the senior convertible notes.

Loss on Extinguishment of Debt

As part of the Company’s December 2014 public offering of common stock, the Company repaid approximately $1.4 million of debt via the issuance of 77,005 shares of common stock and five-year warrants to purchase an additional 3,850,252 shares at an exercise price of $22.50 per share. Pursuant to the senior convertible note purchase agreement, the Company had to pay a prepayment penalty of 25% of the amount prepaid. The penalty on the transaction was approximately $325,000 and was charged to loss on extinguishment of debt on the statement of operations for the year ended December 31, 2014. There was no loss on extinguishment of debt in the year ended December 31, 2015.